T. ROWE PRICE Target 2035 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 27.7%
T. Rowe Price Funds:
New Income Fund  39,432 2,651 1,982 4,135,714 40,695
Limited Duration Inflation
Focused Bond Fund  25,948 2,699 2,751 4,795,555 26,280
International Bond Fund (USD
Hedged)  13,397 928 391 1,372,982 14,004
Dynamic Global Bond Fund  9,098 939 277 966,446 9,491
U.S. Treasury Long-Term Index
Fund  7,471 610 364 706,582 8,345
Emerging Markets Bond Fund  7,480 547 538 661,227 7,564
High Yield Fund  7,088 528 444 1,076,410 7,234
Floating Rate Fund  4,260 324 128 465,988 4,450
Total Bond Mutual Funds (Cost $114,321) 118,063
EQUITY MUTUAL FUNDS 69.3%
T. Rowe Price Funds:
Value Fund  54,638 3,440 2,402 1,128,181 58,113
Growth Stock Fund (2) 48,378 3,066 1,380 475,318 56,059
Equity Index 500 Fund  35,288 2,432 1,229 327,543 39,204
International Value Equity Fund  23,203 1,465 803 1,464,594 23,624
Overseas Stock Fund  21,730 1,364 1,044 1,630,978 22,051
International Stock Fund  20,389 1,261 717 923,874 21,018
Mid-Cap Growth Fund  10,758 652 520 89,501 11,676
Mid-Cap Value Fund  11,726 693 607 323,066 11,246
Emerging Markets Stock Fund  11,545 693 711 202,433 10,923
Real Assets Fund  7,699 476 213 538,595 7,993
Small-Cap Value Fund  7,412 445 198 122,678 7,876
Small-Cap Stock Fund  7,284 463 209 105,568 7,876
New Horizons Fund (2) 5,657 351 157 69,178 6,755
Emerging Markets Discovery
Stock Fund  4,246 1,970 157 369,980 5,968
U.S. Large-Cap Core Fund  4,046 291 132 121,111 4,510
Total Equity Mutual Funds (Cost $197,389) 294,892
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) – 1 – 10 1
Total Other Mutual Funds (Cost $1) 1

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 9,090 5,219 1,419 12,890,323 12,890
Total Short-Term Investments (Cost $12,890) 12,890
Total Investments in Securities 100.0%
(Cost $324,601) $ 425,846
Other Assets Less Liabilities (0.0)% (178)
Net Assets 100.0% $ 425,668
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3) $ (269) $ 83
Emerging Markets Bond Fund  (9) 75 98
Emerging Markets Discovery Stock Fund  (3) (91) —
Emerging Markets Stock Fund  4 (604) —
Equity Index 500 Fund  9 2,713 125
Floating Rate Fund  (3) (6) 50
Growth Stock Fund  1 5,995 —
High Yield Fund  (1) 62 100
International Bond Fund (USD Hedged)  (1) 70 69
International Stock Fund  3 85 —
International Value Equity Fund  7 (241) —
Limited Duration Inflation Focused Bond Fund  27 384 —
Mid-Cap Growth Fund  49 786 —
Mid-Cap Value Fund  55 (566) —
New Horizons Fund  1 904 —
New Income Fund  (19) 594 197
Overseas Stock Fund  21 1 —
Real Assets Fund  2 31 —
Small-Cap Stock Fund  — 338 —
Small-Cap Value Fund  2 217 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  — 305 —
U.S. Treasury Long-Term Index Fund  (105) 628 40
Value Fund  47 2,437 —
U.S. Treasury Money Fund, 0.06% — — 2
Totals $ 84# $ 13,848 $ 764+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $764 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2035 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F195-054Q1 08/21